CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
CURRENT ASSETS:
Cash		$ 17,537		$ 140,478
Restricted cash		920		356
Health plan receivable		72,092		50,251
Clinic fees and insurance receivable, net of contractual allowances of $5,683 and $5,755, respectively		822		1,090
Other receivable		6,678		727
Prepaid expenses and other current assets		2,643		6,959
TOTAL CURRENT ASSETS		100,692		199,861
LONG-TERM ASSETS:
Property and equipment, net		8,839		8,048
Goodwill				1,309,750
Intangible assets, net		751,050		835,839
Other long-term assets		15,990		10,611
TOTAL LONG-TERM ASSETS		775,879		2,164,248
TOTAL ASSETS	[1]	876,571		2,364,109
CURRENT LIABILITIES:
Accounts payable		11,542		5,469
Accrued expenses and other current liabilities		16,647		12,261
Accrued payroll		8,224		6,304
Health plan settlements payable		13,608		22,549
Claims payable		151,207		101,958
Premium deficiency reserve		26,375		37,836
Accrued interest		14,061		8,771
Current portion of long-term debt				46
Short-term debt				3,579
TOTAL CURRENT LIABILITIES		241,664		198,773
LONG-TERM LIABILITIES:
Operating lease liability		11,516		6,297
Warrant liabilities		1,517		11,383
Contingent consideration		4,794		3,487
Long-term debt, net		94,421		80,000
TOTAL LONG-TERM LIABILITIES		112,248		101,167
TOTAL LIABILITIES	[1]	353,912	[2]	299,940
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY
Redeemable non-controlling interest		516,805		1,790,617
STOCKHOLDERS' EQUITY:
Additional paid in capital		315,375		312,946
Accumulated deficit		(309,545)		(39,418)
TOTAL STOCKHOLDERS' EQUITY		5,854		273,552
TOTAL LIABILITIES, MEZZANINE EQUITY & STOCKHOLDERS' (DEFICIT) EQUITY		876,571		2,364,109
Class A Common Stock
STOCKHOLDERS' EQUITY:
Common stock		4		4
Class V common
STOCKHOLDERS' EQUITY:
Common stock		$ 20		$ 20

[1]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 23: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $3.1 million and $8.1 million as of December 31, 2022 and 2021, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $9.9 million and $6.1 million as of December 31, 2022 and 2021, respectively. These VIE assets and liabilities do not include $33.0 million of net amounts due to affiliates as of December 31, 2022 and $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 as these are eliminated in consolidation and not presented within the consolidated balance sheets.
[2]	The Company’s condensed consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 13 “Variable Interest Entities,” P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and amounts below refer only to VIEs held at the P3 LLC level. The condensed consolidated balance sheets include total assets that can be used only to settle obligations of the P3 LLC’s VIEs totaling $2.0 million and $3.1 million as of March 31, 2023 and December 31, 2022, respectively, and total liabilities of the P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $16.8 million and $9.9 million as of March 31, 2023 and December 31, 2022, respectively. These VIE assets and liabilities do not include $31.4 million and $33.0 million of net amounts due to affiliates as of March 31, 2023 and December 31, 2022, respectively, as these are eliminated in consolidation and not presented within the condensed consolidated balance sheets. See Note 13 “Variable Interest Entities.”